MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000



                                        May 7, 2002



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


     Re: MFS(R)Series Trust II (File Nos. 33-7637 and 811-4775), on Behalf of MFS(R)Emerging Growth Fund

Ladies and Gentlemen:

     This letter serves as notification of the existence of a Spanish language version of the Prospectus dated April 1, 2002 of the above-named fund. The Prospectus was filed electronically with the Securities and Exchange Commission on March 28, 2002, pursuant to Rule 485bPOS under the Securities Act of 1933 (EDGAR Accession No. 0000950156-02-000151).

     Pursuant to Rule 306(a) of Regulation S-T, I hereby represent, to the best of my knowledge, that the Prospectus filed as described above is a fair and accurate English translation of the corresponding foreign language document.

     Please call the undersigned at (617) 954-5182 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary and Assistant
                                        Clerk of the Trust